Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations [Line Items]
Nonrecourse Note Payable Debt	$ 10,367,266	$ 9,867,289
Less current portion	(875,739)	(834,555)	(784,606)
Long-term portion	9,491,527	9,032,734	9,866,504
Nonrecourse Note Payable to Bank Due January 2016 [Member]
Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations [Line Items]
Nonrecourse Note Payable Debt	617,266	689,501
Nonrecourse Note Payable to Bank Due April 2026 [Member]
Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations [Line Items]
Nonrecourse Note Payable Debt		9,177,788
Nonrecourse Note Payable to Bank Due September 2026 [Member]
Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations [Line Items]
Nonrecourse Note Payable Debt	$ 9,750,000